Acquisitions and Divestitures - Additional Information (Detail) - USD ($) $ in Thousands, shares in Millions				1 Months Ended	12 Months Ended
	Sep. 07, 2016	Jan. 08, 2016	Jan. 08, 2015	Feb. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Goodwill					$ 1,585,893	$ 1,585,621	$ 1,519,436
Revenue period for earnout provision				5 years
General and Administrative Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition related costs					$ 300
Norskale [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary consideration	$ 11,500
Cash acquired from the acquisition	800
Goodwill	4,700
Norskale [Member] | General and Administrative Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition related costs	400
2016 Asset Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired		$ 23,600
Sanbolic Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Preliminary consideration			$ 89,400
Cash acquired from the acquisition			200
Acquisition transaction costs			$ 500
Stock options converted and assumed			37,057
Sanbolic Inc [Member] | General and Administrative Expense [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition related costs						$ 300
Core and Product Technologies [Member] | Norskale [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 8,200
Weighted average useful life	4 years